                                  OPPENHEIMER CASH RESERVES
                              Supplement dated December 15, 2003 to the
                  Statement of Additional Information dated September 24, 2003

Effective December 15, 2003, Mr. James C. Swain retired as Chairman of the Board of Trustees of the Fund, and Mr. William L. Armstrong was elected as Chairman of the Board.

Therefore, the Statement of Additional Information is changed as follows:

1. The  biography of Mr. James C. Swain is deleted on page 13 and the  following is added to Mr. Armstrong's biography: "Chairman of the Board of Trustees."

2. The  Compensation  table and the  footnotes on page 19 is deleted and replace with the following:

-------------------------------------------------- -------------------------------- -------------------------------
                                                                                     Total Compensation From Fund
Trustee Name and Other Fund Position(s) (as          Aggregate Compensation from       and Fund Complex Paid to
applicable)                                                     Fund1                         Trustees*
-------------------------------------------------- -------------------------------- -------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
James C. Swain7                                                 $1,671                         $177,996
Chairman of the Board of Trustees
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
William L. Armstrong8                                            $865                           $92,076
Chairman of the Board and
Audit Committee Member
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
Robert G. Avis                                                   $866                           $92,199
Review Committee Member
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
George C. Bowen                                                  $855                           $91,124
Audit Committee Member
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
Edward L. Cameron                                                $937                           $99,743
Audit Committee Chairman
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
Jon S. Fossel                                                    $888                           $94,590
Review Committee Chairman
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
Sam Freedman                                                     $866                           $92,199
Review Committee Member
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
Beverly Hamilton3                                               $5482                          $113,6594
Review Committee Member
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
Robert J. Malone3                                               $5485                           $58,326
Audit Committee Member
-------------------------------------------------- --------------------------------- ------------------------------
-------------------------------------------------- --------------------------------- ------------------------------
F. William Marshall, Jr.                                         $855                          $138,1246
Review Committee Member
-------------------------------------------------- --------------------------------- ------------------------------
Effective  July 1,  2002,  C.  Howard  Kast and  Robert M.  Kirchner  retired as
Trustees from the Board II Funds. For the calendar year ended December 31, 2002,
Mr. Kast received $41,451 and Mr. Kirchner  received $38,001 total  compensation from all of the Oppenheimer funds for which they served as Trustee.
1. Aggregate Compensation from Fund includes fees and deferred compensation,  if any, for a Trustee.
2. Includes $548 deferred under Deferred Compensation Plan described below.
3. Mrs.  Hamilton and Mr.  Malone were elected as Trustees of the Board II Funds effective June 1, 2002. Total  compensation for Mrs. Hamilton and Mr. Malone was paid by all the  Board  II  Funds,  with the  exception  of  Oppenheimer  Senior
Floating Rate Fund for which they  currently do not serve as Trustees  (total of
40 Oppenheimer funds at December 31, 2002).
4. Includes  $55,333  compensation  (of which 100% was deferred under a deferred compensation  plan)  paid to Mrs.  Hamilton  for  serving  as a  trustee  by two open-end  investment  companies  (MassMutual  Institutional Funds and MML Series
Investment Fund) the investment adviser for which is the indirect parent company of the  Fund's  Manager.  The  Manager  also  serves as the  Sub-Advisor  to the
MassMutual  International  Equity  Fund,  a series of  MassMutual  Institutional
Funds.
5. Includes $548 deferred under Deferred Compensation Plan described below.
6. Includes $47,000  compensation  paid to Mr. Marshall for serving as a trustee by two open-end  investment  companies  (MassMutual  Institutional Funds and MML
Series Investment Fund) the investment  adviser for which is the indirect parent company of the Fund's Manager. The Manager also serves as the Sub-Advisor to the
MassMutual  International  Equity  Fund,  a series of  MassMutual  Institutional
Funds.
7. Mr. Swain retired as Trustee and as Chairman of all Board II Funds, effective
December 15, 2003.
8. Mr.  Armstrong  was  elected  Chairman  of all the Board II Funds,  effective
December 15, 2003. Prior to that date, he was Vice Chairman.

* For purposes of this section only,  "Fund  Complex"  includes the  Oppenheimer funds,  MassMutual  Institutional  Funds  and  MML  Series  Investment  Fund  in
accordance  with the  instructions  for Form N-1A. The Manager does not consider
MassMutual  Institutional Funds and MML Series Investment Fund to be part of the
OppenheimerFunds "Fund Complex" as that term may be otherwise interpreted.

December 15, 2003                                          PX0760.014